DISCOUNTINUED OPERATION (Narrative) (Details) $ in Thousands, ¥ in Millions		1 Months Ended		12 Months Ended
		Nov. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)		Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)		May 31, 2014 USD ($)
Profit Target								$ 37,050	¥ 240.0	$ 30,875		¥ 200.0
Earnout commitment recorded at fair value										25,240
Gain recognized on the disposal										244,164
Total consideration										$ 324,183
Equity interest retained										28.57%
Net book value of the target business										$ 134,497
(Loss) income on equity method investments								(33)		2,352			$ (212)
Equity transaction with a related party										8,605			322
Concession cost purchased										2,337			233
Contingent Liability								$ 23,549
Dingsheng Ruizhi [Member]
Percentage of economic ownership to be sold		20.00%	20.00%
Equity transaction with a related party			$ 322								[1]		322	[1]
Beijing Dayun Culture Communication Co., Ltd. ("Dayun Culture") [Member]
Equity transaction with a related party		$ 8,605								8,605	[2]			[2]
Noncontrolling Interest, Ownership Percentage by Parent		100.00%
Qingdao Airport AirMedia Advertising Co., Ltd ("Qingdao AM") [Member]
Concession cost purchased	[3]									1,230
Guangxi Dingyuan Media Ltd. ("Guangxi Dingyuan") [Member]
Concession cost purchased	[4]									$ 1,107			$ 233
Maximum [Member]
Profit Target | ¥									¥ 1,059.2
Scenario, Forecast [Member]
Profit Target				$ 51,128	¥ 331.2	$ 44,459	¥ 288.0
AM Jiaming [Member]
Notes Payable, Related Parties			$ 806												$ 806
Loan receivable, interest rate			6.00%												6.00%
AM Advertising [Member]
Equity interest retained										25.00%
Fair value of the remaining equity interest										$ 79,718
(Loss) income on equity method investments										$ 2,491
Ownership percentage	[5]									25.00%

[1]	In June 2014, AM Advertising sold 20% equity interests in AM Film, a wholly-owned subsidiary, to Dingsheng Ruizhi with consideration of $322.
[2]	In November 2015, AM Advertising purchased 20% equity interest in Beijing AirMedia Lianhe Advertising Co., Ltd. (“AirMedia Lianhe”) from Dayun Culture with consideration of $8,605. After the transaction, AM Advertising held 100% equity interest in AirMedia Lianhe.
[3]	The Group purchased stand-alone digital frames concession in Qingdao airport from Qingdao AM amounting to $1,230 for the year ended December 31, 2015.
[4]	The Group purchased stand-alone digital frames, LED and lightbox concession in Nanning airport from Guangxi Dingyuan amounting to $1,107 for the years ended December 31, 2015.
[5]	On June 15, 2015, AirMedia entered into a definitive equity interest transfer agreement with Longde Wenchuang to sell 75% equity interest of AM Advertising for a cash consideration of $324,183 as disclosed in Note 1. The transaction was completed on December 7, 2015. Due to various disputes incurred post-closing of the transaction (refer to Note 25- d), the Group is no long able to have significant influence in operational and strategic decisions of the AM Advertising and cannot access to its financial information in fiscal 2016. As a result, the Group started to account its equity interest in AM advertising using cost method in fiscal 2016. During fiscal 2015, the Group accounted its investment in AM advertising using Equity method as the Group had the ability to exercise significant influence over the operation of AM Advertising at that time.